Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 2,372,184	$ 2,934,063	$ 2,741,087	$ 247,926
Accounts receivable, net	195,835	441,236	119,018	261,425
Receivable from Dealmaker		786,623
Inventory	2,446,662	2,890,561	2,527,478	1,293,356
Total Current Assets	5,014,681	7,052,483	5,387,583	1,802,707
Property, Equipment and Leasehold Improvements, Net	3,959,678	4,051,568	4,172,774	4,482,906
Due from related parties, net	6,492,583	5,730,139	387,917
Intangible assets, net	14,355,736	14,650,240	15,239,247	6,220,375
Goodwill	4,824,104	4,824,104	4,824,104	2,124,673
Other Assets	1,313,566	1,302,244	1,112,590	122,625
TOTAL ASSETS	35,960,348	37,610,776	31,124,214	14,753,285
Current Liabilities:
Accounts Payable and Accrued Expenses	1,998,396	1,807,488	2,144,834	845,400
Other Current Liabilities	3,205,282	299,439	1,250,000
Income Tax Payable	1,319,288	868,495
Non-Convertible Notes Payable	4,701,510	8,001,510
Current Maturities of Long Tem Debt	300,000	300,000	300,000	900,000
Due to related parties, net				1,866,835
Total Current Liabilities	11,524,477	11,276,931	3,694,834	3,612,235
Convertible Debentures	441,646	441,646	441,646	7,392,240
Convertible Notes Payable				200,000
Non-Convertible Notes Payable			7,501,509	5,258,847
Total Liabilities	11,966,123	11,718,577	11,637,989	16,463,322
Stockholders' Equity:
Common stock, $0.001 par value; 200,000,000 shares authorized 137,320,690 shares issued and 103,239,099 shares outstanding	145,421	145,421	137,321	104,082
Outstanding Shares	35,251,328	35,251,328	27,205,134
Additional Paid in Capital			27,205,134	4,725,450
Less: Par Value of 34,081,591 shares of treasury stock	(34,082)	(34,082)	(34,082)	(34,082)
Accumulated Deficit	(11,368,442)	(9,470,458)	(7,822,148)	(6,505,487)
Total Stockholders' Equity	23,994,225	25,892,209	19,486,225	(1,710,037)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 35,960,348	$ 37,610,786	$ 31,124,214	$ 14,753,285